Acquisitions (Details) - Schedule of summarizes the allocation of the fair value of the assets as of the acquisition date through pushdown accounting - Classroom Technologies Solutions, Inc. [Member]	12 Months Ended
Jun. 30, 2022 USD ($)
Acquisitions (Details) - Schedule of summarizes the allocation of the fair value of the assets as of the acquisition date through pushdown accounting [Line Items]
Cash	$ 38,836
Accounts receivable	31,710
Inventory	209,431
Property and equipment	17,530
Other assets	1,150
Intangibles	46,869
Total Assets	345,526
Consideration
Stock	151,000
Bonus program	30,000
Notes payable to seller and related party of seller	164,526
Total consideration	$ 345,526